Borrowings - Summary of Bank Loans (Parenthetical) (Detail)	Dec. 31, 2020	Dec. 31, 2019
Syndicated bank loans [Member]
Disclosure of detailed information about borrowings [line items]
Annual interest rates		1.80%
Syndicated bank loans [Member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rates	1.15%
Syndicated bank loans [Member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rates	1.17%
Other loans [Member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rates	0.56%	0.82%
Other loans [Member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rates	4.15%	4.13%
Mortgage loans [Member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rates	1.90%	2.43%
Mortgage loans [Member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rates	4.90%	4.90%